________________________________________________________________________________


                         CAPITAL MANAGEMENT MID-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust






                               Semi-Annual Report


                        FOR THE PERIOD ENDED MAY 31, 2001




                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005



                         CAPITAL MANAGEMENT MID-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Mid-Cap Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 91.44%

      Commercial Services - 6.10%
        (a)Cendant Corporation ...................................................                   16,000               $  306,880
        (a)Quanta Services, Inc. .................................................                    6,500                  220,220
                                                                                                                          ----------
                                                                                                                             527,100
                                                                                                                          ----------
      Cosmetics & Personal Care - 3.05%
           The Dial Corporation ..................................................                   19,000                  263,150
                                                                                                                          ----------

      Electrical Equipment - 3.03%
           TXU Corp. .............................................................                    5,300                  261,396
                                                                                                                          ----------

      Electronics - Components - 3.11%
        (a)KLA-Tencor Corporation ................................................                    5,200                  268,424
                                                                                                                          ----------

      Electronics - Semiconductor - 1.29%
        (a)Axcelis Technologies, Inc. ............................................                    7,500                  111,375
                                                                                                                          ----------

      Financial - Banks, Commercial - 6.55%
           Compass Bancshares, Inc. ..............................................                   11,000                  268,070
           Zions Bancorporation ..................................................                    5,500                  297,770
                                                                                                                          ----------
                                                                                                                             565,840
                                                                                                                          ----------
      Food - Processing - 8.94%
        (a)Flowers Foods, Inc. ...................................................                   10,000                  318,500
           McCormick & Company, Incorporated .....................................                    6,000                  242,400
           Sara Lee Corporation ..................................................                   11,200                  211,008
                                                                                                                          ----------
                                                                                                                             771,908
                                                                                                                          ----------
      Forest Products & Paper - 3.04%
           Bowater Incorporated ..................................................                    2,600                  125,268
           Weyerhauser Company ...................................................                    2,400                  137,232
                                                                                                                          ----------
                                                                                                                             262,500
                                                                                                                          ----------
      Insurance - Multiline - 2.94%
           RenaissanceRe Holdings Ltd. ...........................................                    3,700                  254,005
                                                                                                                          ----------

      Iron & Steel - 1.93%
           Texas Industries, Inc. ................................................                    5,100                  167,025
                                                                                                                          ----------

      Machine - Construction & Mining - 2.94%
        (a)Weatherford International, Inc. .......................................                    4,500                  253,665
                                                                                                                          ----------

      Machine - Diversified - 1.30%
           Deere & Company .......................................................                    3,000                  112,080
                                                                                                                          ----------


                                                                                                                         (Continued)

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

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Medical Supplies - 5.82%
           Beckman Coulter, Inc. .................................................                    6,000               $  226,440
           C. R. Bard, Inc. ......................................................                    4,900                  276,605
                                                                                                                          ----------
                                                                                                                             503,045
                                                                                                                          ----------
      Metals - Diversified - 2.72%
           Phelps Dodge Corporation ..............................................                    5,200                  235,040
                                                                                                                          ----------

      Oil & Gas - Drilling - 2.62%
           Apache Corporation ....................................................                    3,800                  226,252
                                                                                                                          ----------

      Oil & Gas - Equipment & Services - 4.62%
           ENSCO International Incorporated ......................................                    6,400                  206,144
        (a)Nabors Industries, Inc. ...............................................                    3,800                  193,230
                                                                                                                          ----------
                                                                                                                             399,374
                                                                                                                          ----------
      Oil & Gas - International - 2.91%
           Unocal Corporation ....................................................                    6,500                  251,225
                                                                                                                          ----------

      Power Producers - 8.32%
           Constellation Energy Group, Inc. ......................................                    5,150                  243,234
           SCANA Corporation .....................................................                    8,300                  237,297
           Sempry Energy .........................................................                    8,774                  238,390
                                                                                                                          ----------
                                                                                                                             718,921
                                                                                                                          ----------
      Restaurants & Food Service - 2.56%
        (a)Brinker International, Inc. ...........................................                    9,000                  220,950
                                                                                                                          ----------

      Retail - Apparel - 3.50%
        (a)Tommy Hilfiger Corporation ............................................                   20,000                  302,000
                                                                                                                          ----------

      Retail - Food - 2.99%
           Albertson's, Inc. .....................................................                    9,000                  258,300
                                                                                                                          ----------

      Retail - Specialty Line - 5.35%
           Harcourt General, Inc. ................................................                    3,900                  226,200
        (a)Office Depot, Inc. ....................................................                   25,800                  235,812
                                                                                                                          ----------
                                                                                                                             462,012
                                                                                                                          ----------
      Transportation - Air - 5.81%
           SkyWest, Inc. .........................................................                    8,900                  252,760
           Southwest Airlines Co. ................................................                   12,525                  249,498
                                                                                                                          ----------
                                                                                                                             502,258
                                                                                                                          ----------

           Total Common Stocks (Cost $6,334,583) ..........................................................                7,897,845
                                                                                                                          ----------


                                                                                                                         (Continued)

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

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 8.73%

      Evergreen Select Money Market Fund Class I .................................                  386,714               $  386,714
      Evergreen Cash Management Fund Class Y .....................................                  366,901                  366,901
                                                                                                                          ----------

           Total Investment Companies (Cost $753,615) .....................................................                  753,615
                                                                                                                          ----------

Total Value of Investments (Cost $7,088,198 (b)) .................................                   100.17 %            $8,651,460
Liabilities In Excess of Other Assets ............................................                    (0.17)                (14,720)
                                                                                                     ------              ----------
      Net Assets .................................................................                   100.00 %            $8,636,740
                                                                                                     ======              ==========




      (a) Non-income producing investment.

      (b) Aggregate  cost for  financial  reporting  and  federal  income  tax  purposes  is  $7,111,817.  Unrealized  appreciation/
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:



           Unrealized appreciation ........................................................................              $1,665,484
           Unrealized depreciation ........................................................................                (125,841)

                                                                                                                         ----------
                      Net unrealized appreciation .........................................................              $1,539,643
                                                                                                                         ==========



















See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2001
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $7,088,198) ..........................................................                $ 8,651,460
      Cash .............................................................................................                         62
      Income receivable ................................................................................                      5,910
      Due from advisor (note 2) ........................................................................                      4,560
                                                                                                                        -----------

           Total assets ................................................................................                  8,661,992
                                                                                                                        -----------

LIABILITIES
      Accrued expenses .................................................................................                     25,228
      Other liabilities ................................................................................                         24
                                                                                                                        -----------

           Total liabilities ...........................................................................                     25,252
                                                                                                                        -----------

NET ASSETS .............................................................................................                $ 8,636,740
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................                $ 7,671,389
      Undistributed net investment income ..............................................................                      9,428
      Accumulated net realized loss on investments .....................................................                   (607,339)
      Net unrealized appreciation on investments .......................................................                  1,563,262
                                                                                                                        -----------
                                                                                                                        $ 8,636,740
                                                                                                                        ===========

IINSTITUTIONAL  CLASS SHARES
      Net asset value, redemption and offering price per share
           ($7,830,021 / 496,695 shares) ...............................................................                $     15.77
                                                                                                                        ===========

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($806,719 / 53,002 shares) ..................................................................                $     15.22
                                                                                                                        ===========
      Maximum offering price per share (100 / 97% of $15.22) ...........................................                $     15.69
                                                                                                                        ===========

















See accompanying notes to financial statements


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                      Period ended May 31, 2001
                                                             (Unaudited)

NET INVESTMENT INCOME

      Income
           Interest ........................................................................................              $   1,000
           Dividends .......................................................................................                 79,054
                                                                                                                          ---------

               Total income ................................................................................                 80,054
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ...............................................................                 42,573
           Fund administration fees (note 2) ...............................................................                  5,322
           Distribution and service fees - Investor Class Shares (note 3) ..................................                  3,090
           Custody fees ....................................................................................                  1,845
           Registration and filing administration fees (note 2) ............................................                  2,594
           Fund accounting fees (note 2) ...................................................................                 18,424
           Audit fees ......................................................................................                  5,909
           Legal fees ......................................................................................                  8,614
           Securities pricing fees .........................................................................                  1,473
           Shareholder recordkeeping fees ..................................................................                 12,000
           Other accounting fees (note 2) ..................................................................                  6,680
           Shareholder servicing expenses ..................................................................                  2,493
           Registration and filing expenses ................................................................                  1,552
           Printing expenses ...............................................................................                  3,491
           Trustee fees and meeting expenses ...............................................................                  4,090
           Other operating expenses ........................................................................                  2,244
                                                                                                                          ---------

               Total expenses ..............................................................................                122,394
                                                                                                                          ---------

               Less:
                    Expense reimbursements (note 2) ........................................................                (12,879)
                    Investment advisory fees waived (note 2) ...............................................                (42,573)
                                                                                                                          ---------

               Net expenses ................................................................................                 66,942
                                                                                                                          ---------

                    Net investment income ..................................................................                 13,112
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions .......................................................               (280,331)
      Increase in unrealized appreciation on investments ...................................................                748,571
                                                                                                                          ---------

           Net realized and unrealized gain on investments .................................................                468,240
                                                                                                                          ---------

               Net increase in net assets resulting from operations ........................................              $ 481,352
                                                                                                                          =========




See accompanying notes to financial statements

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

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Period ended       Year ended
                                                                                                         May 31,        November 30,
                                                                                                        2001 (a)            2000
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
     Operations
         Net investment income .........................................................               $   13,112        $   34,682
         Net realized (loss) gain from investment transactions .........................                 (280,331)        1,005,091
         Increase (decrease) in unrealized appreciation on investments .................                  748,571          (183,661)
                                                                                                       ----------        ----------
              Net increase in net assets resulting from operations .....................                  481,352           856,112
                                                                                                       ----------        ----------

     Distributions to shareholders from
         Net investment income - Institutional Class Shares ............................                  (23,079)          (18,846)
         Net investment income - Investor Class Shares .................................                        0               (60)
         Net realized gain from investment transactions - Institutional Class Shares ...               (1,202,213)         (433,714)
         Net realized gain from investment transactions - Investor Class Shares ........                 (129,885)          (77,460)
                                                                                                       ----------        ----------
              Decrease in net assets resulting from distributions ......................               (1,355,177)         (530,080)
                                                                                                       ----------        ----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) ..........                1,222,163         1,134,231
                                                                                                       ----------        ----------

                     Total increase in net assets ......................................                  348,338         1,460,263

NET ASSETS
     Beginning of period ...............................................................                8,288,402         6,828,139
                                                                                                       ----------        ----------

     End of period (including undistributed net inestment income
                    of $9,428 at May 31, 2001) .........................................               $8,636,740        $8,288,402
                                                                                                       ==========        ==========

(a) Unaudited.
(b) A summary of capital share activity follows:
                                                                 -------------------------------------------------------------------
                                                                           Period ended                         Year ended
                                                                         May 31, 2001 (a)                   November 30, 2000
                                                                     Shares            Value             Shares            Value
                                                                 -------------------------------------------------------------------
----------------------------------------------------------
             Institutional Class Shares
----------------------------------------------------------
Shares sold ............................................                1,457        $   22,342            66,083        $1,167,659
Shares issued for reinvestment of distributions ........               76,581         1,225,291            27,330           452,560
Shares redeemed ........................................               (8,805)         (136,495)          (10,995)         (190,766)
                                                                   ----------        ----------        ----------        ----------
     Net increase ......................................               69,233        $1,111,138            82,418        $1,429,453
                                                                   ==========        ==========        ==========        ==========
----------------------------------------------------------
                Investor Class Shares
----------------------------------------------------------
Shares sold ............................................                5,023        $   76,711             1,262        $   22,595
Shares issued for reinvestment of distributions ........                8,385           129,886             4,817            77,520
Shares redeemed ........................................               (6,551)          (95,572)          (22,796)         (395,337)
                                                                   ----------        ----------        ----------        ----------
     Net increase (decrease) ...........................                6,857        $  111,025           (16,717)       $ (295,222)
                                                                   ==========        ==========        ==========        ==========
----------------------------------------------------------
                    Fund Summary
----------------------------------------------------------
Shares sold ............................................                6,480        $   99,053            67,345        $1,190,254
Shares issued for reinvestment of distributions ........               84,966         1,355,177            32,147           530,080
Shares redeemed ........................................              (15,356)         (232,067)          (33,791)         (586,103)
                                                                   ----------        ----------        ----------        ----------
     Net increase ......................................               76,090        $1,222,163            65,701        $1,134,231
                                                                   ==========        ==========        ==========        ==========


See accompanying notes to financial statements

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

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     Institutional Class Shares

------------------------------------------------------------------------------------------------------------------------------------
                                                           Period ended    Year ended     Year ended     Year ended     Year ended
                                                              May 31,     November 30,   November 30,   November 30,   November 30,
                                                             2001 (a)         2000           1999           1998           1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................... $    17.55     $    16.80     $    14.21     $    18.20     $    13.99

      Income (loss) from investment operations
           Net investment income ..........................       0.03           0.09           0.03           0.03           0.01
           Net realized and unrealized gain (loss)
               on investments .............................       1.05           1.99           2.58          (1.70)          4.60
                                                            ----------     ----------     ----------     ----------     ----------
               Total from investment operations ...........       1.08           2.08           2.61          (1.67)          4.61
                                                            ----------     ----------     ----------     ----------     ----------

      Distributions to shareholders from
           Net investment income .........................       (0.05)         (0.05)         (0.02)          0.00          (0.04)
           Distributions in excess of net invesment income        0.00           0.00           0.00           0.00          (0.02)
           Net realized gain from investment transactions        (2.81)         (1.28)          0.00          (2.32)         (0.34)
                                                            ----------     ----------     ----------     ----------     ----------
               Total distributions .......................       (2.86)         (1.33)         (0.02)         (2.32)         (0.40)
                                                            ----------     ----------     ----------     ----------     ----------

Net asset value, end of period ...........................  $    15.77     $    17.55     $    16.80     $    14.21     $    18.20
                                                            ==========     ==========     ==========     ==========     ==========

Total return .............................................        5.89 %        12.89 %        18.41 %       (10.94)%        33.92 %
                                                            ==========     ==========     ==========     ==========     ==========

Ratios/supplemental data
      Net assets, end of period ..........................  $7,830,021     $7,501,967     $5,796,478     $4,929,525     $5,311,416
                                                            ==========     ==========     ==========     ==========     ==========
      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          2.80 %(b)      1.87 %         2.60 %         2.92 %         3.70 %
           After expense reimbursements and waived fees           1.50 %(b)      1.50 %         1.50 %         1.50 %         1.50 %
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees         (0.92)%(b)      0.17 %        (0.93)%        (1.34)%        (1.77)%
           After expense reimbursements and waived fees           0.38 %(b)      0.54 %         0.17 %         0.08 %         1.94 %

      Portfolio turnover rate ............................       34.92 %       105.27 %        89.04 %        66.30 %        82.30 %

(a) Unaudited.
(b) Annualized.

See accompanying notes to financial statements                                                                           (Continued)

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

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        Investor Class Shares

------------------------------------------------------------------------------------------------------------------------------------
                                                           Period ended    Year ended     Year ended     Year ended     Year ended
                                                              May 31,     November 30,   November 30,   November 30,   November 30,
                                                             2001 (a)         2000           1999           1998           1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .....................  $    17.04     $    16.41     $    13.96     $    18.04     $    13.96

      Income (loss) from investment operations
           Net investment loss ...........................       (0.02)         (0.04)         (0.11)         (0.09)         (0.05)
           Net realized and unrealized gain (loss)
               on investments ............................        1.01           1.95           2.56          (1.67)          4.53
                                                            ----------     ----------     ----------     ----------     ----------
               Total from investment operations ..........        0.99           1.91           2.45          (1.76)          4.48
                                                            ----------     ----------     ----------     ----------     ----------

      Distributions to shareholders from
           Net investment income .........................        0.00           0.00           0.00           0.00          (0.03)
           Distributions in excess of net investment income       0.00           0.00           0.00           0.00          (0.03)
           Net realized gain from investment transactions        (2.81)         (1.28)          0.00          (2.32)         (0.34)
                                                            ----------     ----------     ----------     ----------     ----------
               Total distributions .......................       (2.81)         (1.28)          0.00          (2.32)         (0.40)
                                                            ----------     ----------     ----------     ----------     ----------

Net asset value, end of period ...........................  $    15.22     $    17.04     $    16.41     $    13.96     $    18.04
                                                            ==========     ==========     ==========     ==========     ==========

Total return (b) .........................................        5.48 %        12.17 %        17.55 %       (11.67)%        33.11 %
                                                            ==========     ==========     ==========     ==========     ==========

Ratios/supplemental data
      Net assets, end of period ..........................  $  806,719     $  786,435     $1,031,661     $1,766,893     $1,873,942
                                                            ==========     ==========     ==========     ==========     ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          3.56 %(c)      2.63 %         3.56 %         3.35 %         3.71 %
           After expense reimbursements and waived fees           2.25 %(c)      2.25 %         2.25 %         2.25 %         2.25 %
      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees         (1.67)%(c)     (0.57)%        (1.82)%        (1.67)%        (2.10)%
           After expense reimbursements and waived fees          (0.36)%(c)     (0.19)%        (0.51)%        (0.57)%        (0.63)%

      Portfolio turnover rate ............................       34.92 %       105.27 %       114.00 %        89.04 %        66.30 %

(a) Unaudited.
(b) Total return does not reflect payment of a sales charge.
(c) Annualized.

See accompanying notes to financial statements


                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2001
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Capital Management Mid-Cap Fund (the "Fund"), formerly known as the Capital Management Equity Fund, an open-end investment company, is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"). The Trust was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on January 27, 1995. The investment objective of the fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Class Shares and Investor Class Shares. Only Institutional Class Shares were offered by the Fund prior to April 7, 1995.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Class Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.


                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2001
                                   (Unaudited)



         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

         Capital Management Associates, Inc. currently intends to voluntarily reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Class and a maximum of 2.25% of the average daily net assets of the Fund's Investor Class. There can be no assurance that the foregoing voluntary reimbursements will continue. The Advisor has reimbursed $12,879 of the operating expenses incurred by the Fund for the period ended May 31, 2001. The Advisor has also voluntarily waived a portion of its fee amounting to $42,573 ($0.08 per share) for the period May 31, 2001.

         The Fund's administrator, The Nottingham Management Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.100% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended May 31, 2001, the Distributor retained sales charges in the amount of $157.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.

                                                                     (Continued)

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2001
                                   (Unaudited)



NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares in the Fund or support servicing of Investor Class Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets. The Fund incurred $3,090 of such expenses for the period ended May 31, 2001.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $3,393,662 and $2,619,856, respectively, for the period ended May 31, 2001.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

         For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term and short-term capital gain to its shareholders. Of the total $2.81 per share distribution for the period ended May 31, 2001, the entire amount represents long-term capital gains. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

                   (This page was intentionally left blank.)

                   (This page was intentionally left blank.)

________________________________________________________________________________


                         CAPITAL MANAGEMENT MID-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust

























                 This Report has been prepared for shareholders
               and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                        CAPITAL MANAGEMENT SMALL-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust






                               Semi-Annual Report


                        FOR THE PERIOD ENDED MAY 31, 2001




                               INVESTMENT ADVISOR
                       Capital Management Associates, Inc.
                                  140 Broadway
                            New York, New York 10005



                        CAPITAL MANAGEMENT SMALL-CAP FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-888-626-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Small-Cap Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Shields & Company, P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 94.71%

      Apparel Manufacturing - 5.52%
        (a)Tommy Hilfiger Corporation ..............................................                   1,600               $  24,160
                                                                                                                           ---------

      Educational Services - 1.27%
        (a)Sylvan Learning Systems, Inc. ...........................................                     300                   5,550
                                                                                                                           ---------

      Electrical Equipment - 5.70%
           Baldor Electric Company .................................................                     750                  15,750
        (a)KEMET Corporation .......................................................                     500                   9,200
                                                                                                                           ---------
                                                                                                                              24,950
                                                                                                                           ---------
      Electronics - Components - 3.40%
        (a)Axcelis Technologies, Inc. ..............................................                   1,000                  14,850
                                                                                                                           ---------

      Electronics - Semiconductors - 2.66%
        (a)Photronics, Inc. ........................................................                     500                  11,630
                                                                                                                           ---------

      Financial Banks - Commercial - 8.46%
           Compass Bancshares, Inc. ................................................                     900                  21,933
           Cullen/Frost Bankers, Inc. ..............................................                     450                  15,075
                                                                                                                           ---------
                                                                                                                              37,008
                                                                                                                           ---------
      Health Care - Medical Supplies - 5.66%
        (a)Manor Care, Inc. ........................................................                   1,000                  24,750
                                                                                                                           ---------

      Manufacturing - Diversified - 3.17%
           The Dial Corporation ....................................................                   1,000                  13,850
                                                                                                                           ---------

      Medical - Biotechnology - 3.95%
        (a)Cephalon, Inc. ..........................................................                     285                  17,265
                                                                                                                           ---------

      Oil & Gas - Drilling - 12.40%
           Cabot Oil & Gas Corporation .............................................                     650                  20,241
        (a)Marine Drilling Companies, Inc. .........................................                     300                   7,779
        (a)Mission Resources Corporation ...........................................                   2,000                  16,140
        (a)Nuevo Energy Company ....................................................                     500                  10,050
                                                                                                                           ---------
                                                                                                                              54,210
                                                                                                                           ---------
      Oil & Gas - Equipment & Services - 6.99%
        (a)Bolt Technology Corporation .............................................                   3,000                  16,500
           Tidewater Inc. ..........................................................                     300                  14,055
                                                                                                                           ---------
                                                                                                                              30,555
                                                                                                                           ---------
      Power Producers - 4.78%
           Cleco Corporation .......................................................                     900                  20,925
                                                                                                                           ---------


                                                                                                                         (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                            May 31, 2001
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                         Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Real Estate Investment Trust - 5.23%
           Crown American Realty Trust ...................................................                2,750            $  22,880
                                                                                                                           ---------

      Restaurants & Food Services - 3.46%
        (a)RARE Hospitality International, Inc. ..........................................                  650               15,126
                                                                                                                           ---------

      Retail - Building Supplies - 4.48%
        (a)Advanced Energy Industries, Inc. ..............................................                  600               19,620
                                                                                                                           ---------

      Transportation - Air - 8.84%
        (a)AirTran Holdings, Inc. ........................................................                2,000               21,620
           SkyWest, Inc. .................................................................                  600               17,040
                                                                                                                           ---------
                                                                                                                              38,660
                                                                                                                           ---------
      Utilities - Gas - 4.17%
           South Jersey Industries, Inc. .................................................                  600               18,240
                                                                                                                           ---------

      Utilities - Water - 4.57%
           Philadelphia Suburban Corporation .............................................                  875               19,967
                                                                                                                           ---------

           Total Common Stocks (Cost $305,450) ................................................................              414,196
                                                                                                                           ---------

INVESTMENT COMPANY - 3.14%

      Evergreen Institutional Money Market Fund (Cost $13,745) ...........................               13,745               13,745
                                                                                                                           ---------



Total Value of Investments (Cost $319,195 (b)) ...........................................                97.85 %          $ 427,941
Other Assets Less Liabilities ............................................................                 2.15                9,395
                                                                                                         ------            ---------
      Net Assets .........................................................................               100.00 %          $ 437,336
                                                                                                         ======            =========


      (a) Non-income producing investment.

      (b) Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  $322,180.   Unrealized  appreciation/
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:



           Unrealized appreciation ............................................................................           $ 112,032
           Unrealized depreciation ............................................................................              (6,271)
                                                                                                                          ---------

                      Net unrealized appreciation .............................................................           $ 105,761
                                                                                                                          =========


See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                            May 31, 2001
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $319,195) .............................................................                 $ 427,941
      Cash ..............................................................................................                       332
      Income receivable .................................................................................                       804
      Due from advisor (note 2) .........................................................................                    21,383
                                                                                                                          ---------

           Total assets .................................................................................                   450,460
                                                                                                                          ---------

LIABILITIES
      Accrued expenses ..................................................................................                    12,631
      Other liabilities .................................................................................                       493
                                                                                                                          ---------

           Total liabilities ............................................................................                    13,124
                                                                                                                          ---------

NET ASSETS ..............................................................................................                 $ 437,336
                                                                                                                          =========

NET ASSETS CONSIST OF
      Paid-in capital ...................................................................................                 $ 432,145
      Undistributed net investment income ...............................................................                       566
      Accumulated net realized loss on investments ......................................................                  (104,121)
      Net unrealized appreciation on investments ........................................................                   108,746
                                                                                                                          ---------
                                                                                                                          $ 437,336
                                                                                                                          =========

INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($358,737 / 25,701 shares) ...................................................................                 $   13.96
                                                                                                                          =========


INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($78,599 / 5,740 shares) .....................................................................                 $   13.69
                                                                                                                          =========
      Maximum offering price per share (100 / 97% of $13.69) ............................................                 $   14.11
                                                                                                                          =========











See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                       STATEMENT OF OPERATIONS

                                                      Period ended May 31, 2001
                                                             (Unaudited)

NET INVESTMENT INCOME

      Income
           Dividends .......................................................................................              $   4,933
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) ...............................................................                  2,731
           Fund administration fees (note 2) ...............................................................                    341
           Distribution and service fees - Investor Class Shares (note 3) ..................................                    280
           Custody fees ....................................................................................                  1,995
           Registration and filing administration fees (note 2) ............................................                    373
           Fund accounting fees (note 2) ...................................................................                 18,027
           Audit fees ......................................................................................                  5,910
           Legal fees ......................................................................................                  9,140
           Securities pricing fees .........................................................................                  1,264
           Shareholder recordkeeping fees ..................................................................                 12,000
           Other accounting fees (note 2) ..................................................................                 11,659
           Shareholder servicing expenses ..................................................................                    897
           Registration and filing expenses ................................................................                    648
           Printing expenses ...............................................................................                  1,418
           Trustee fees and meeting expenses ...............................................................                  1,534
           Other operating expenses ........................................................................                  1,296
                                                                                                                          ---------

               Total expenses ..............................................................................                 69,513
                                                                                                                          ---------

               Less:
                    Expense reimbursements (note 2) ........................................................                (62,400)
                    Investment advisory fees waived (note 2) ...............................................                 (2,731)
                                                                                                                          ---------

               Net expenses ................................................................................                  4,382
                                                                                                                          ---------

                    Net investment income ..................................................................                    551
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions .......................................................                (53,432)
      Increase in unrealized appreciation on investments ...................................................                106,845
                                                                                                                          ---------

           Net realized and unrealized gain on investments .................................................                 53,413
                                                                                                                          ---------

               Net increase in net assets resulting from operations ........................................              $  53,964
                                                                                                                          =========







See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Period ended   Year ended
                                                                                                             May 31,    November 30,
                                                                                                            2001 (a)       2000
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS
     Operations
         Net investment income ....................................................................        $     551      $     538
         Net realized loss from investment transactions ...........................................          (53,432)       (17,919)
         Increase (decrease) in unrealized appreciation (depreciation) on investments .............          106,845        (11,363)
                                                                                                           ---------      ---------
              Net increase (decrease) in net assets resulting from operations .....................           53,964        (28,744)
                                                                                                           ---------      ---------

     Distributions to shareholders from
         Net investment income - Institutional Class Shares .......................................             (523)             0
         Net realized gain from investment transactions - Institutional Class Shares ..............          (28,734)       (19,440)
         Net realized gain from investment transactions - Investor Class Shares ...................           (4,048)        (8,840)
                                                                                                           ---------      ---------
              Decrease in net assets resulting from distributions .................................          (33,305)       (28,280)
                                                                                                           ---------      ---------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (b) ..........         (139,135)       391,228
                                                                                                           ---------      ---------

                     Total (decrease) increase in net assets ......................................         (118,476)       334,204

NET ASSETS
     Beginning of period ..........................................................................          555,812        221,608
                                                                                                           ---------      ---------

     End of period (including undistriubted net investment income
                      of $566 at May 31, 2001) ....................................................        $ 437,336      $ 555,812
                                                                                                           =========      =========
(a) Unaudited.
(b) A summary of capital share activity follows:
                                                                            --------------------------------------------------------
                                                                                   Period ended                   Year ended
                                                                                 May 31, 2001 (a)              November 30, 2000
                                                                               Shares         Value          Shares         Value
                                                                            --------------------------------------------------------
-------------------------------------------------------------
                Institutional Class Shares
-------------------------------------------------------------
Shares sold ..............................................                      10,222      $ 130,273         29,337      $ 426,427
Shares issued for reinvestment of distributions ..........                       2,155         29,257          1,558         19,440
Shares redeemed ..........................................                     (24,041)      (305,138)        (4,941)       (63,479)
                                                                             ---------      ---------      ---------      ---------
     Net (decrease) increase .............................                     (11,664)     $(145,608)        25,954      $ 382,388
                                                                             =========      =========      =========      =========
-------------------------------------------------------------
                  Investor Class Shares
-------------------------------------------------------------
Shares sold ..............................................                         173      $   2,425              0      $       0
Shares issued for reinvestment of distributions ..........                         303          4,048            714          8,840
Shares redeemed ..........................................                           0              0              0              0
                                                                             ---------      ---------      ---------      ---------
     Net increase ........................................                         476      $   6,473            714      $   8,840
                                                                             =========      =========      =========      =========
-------------------------------------------------------------
                      Fund Summary
-------------------------------------------------------------
Shares sold ..............................................                      10,395      $ 132,698         29,337      $ 426,427
Shares issued for reinvestment of distributions ..........                       2,458         33,305          2,272         28,280
Shares redeemed ..........................................                     (24,041)      (305,138)        (4,941)       (63,479)
                                                                             ---------      ---------      ---------      ---------
     Net (decrease) increase .............................                     (11,188)     $(139,135)        26,668      $ 391,228
                                                                             =========      =========      =========      =========


See accompanying notes to financial statements


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     Institutional Class Shares

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Period ended       Year ended         Period ended
                                                                                  May 31,        November 30,        November 30,
                                                                                 2001 (a)            2000              1999 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .........................................  $   13.06          $   13.91          $   10.99

     Income (loss) from investment operations
         Net investment income (loss) ........................................       0.02               0.03              (0.01)
         Net realized and unrealized gain on investments .....................       1.66               1.06               2.93
                                                                                ---------          ---------          ---------

             Total from investment operations ................................       1.68               1.09               2.92
                                                                                ---------          ---------          ---------

     Distributions to shareholders from
         Net investment income ...............................................      (0.01)              0.00               0.00
         Net realized gain from investment transactions ......................      (0.77)             (1.94)              0.00
                                                                                ---------          ---------          ---------

             Total distributions .............................................      (0.78)             (1.94)              0.00
                                                                                ---------          ---------          ---------

Net asset value, end of period ...............................................  $   13.96          $   13.06          $   13.91
                                                                                =========          =========          =========

Total return .................................................................      13.05 %             8.51 %            26.57 %
                                                                                =========          =========          =========

Ratios/supplemental data
     Net assets, end of period ...............................................  $ 358,737          $ 488,093          $ 158,754
                                                                                =========          =========          =========

     Ratio of expenses to average net assets
         Before expense reimbursements and waived fees .......................      25.36 %(c)         24.48 %            55.71 %(c)
         After expense reimbursements and waived fees ........................       1.50 %(c)          1.50 %             1.50 %(c)

     Ratio of net investment (loss) income to average net assets
         Before expense reimbursements and waived fees .......................     (23.56)%(c)        (22.72)%           (54.36)%(c)
         After expense reimbursements and waived fees ........................       0.31 %(c)          0.27 %            (0.15)%(c)

     Portfolio turnover rate .................................................      32.65 %           131.47 %           145.58 %




(a) Unaudited.
(b) For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.
(c) Annualized.





See accompanying notes to financial statements                                                                           (Continued)


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        Investor Class Shares



------------------------------------------------------------------------------------------------------------------------------------
                                                                               Period ended       Year ended         Period ended
                                                                                  May 31,        November 30,        November 30,
                                                                                 2001 (a)            2000              1999 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .........................................  $   12.86          $   13.82          $   10.99

     Income (loss) from investment operations
         Net investment loss .................................................      (0.02)             (0.08)             (0.10)
         Net realized and unrealized gain on investments .....................       1.62               1.06               2.93
                                                                                ---------          ---------          ---------

             Total from investment operations ................................       1.60               0.98               2.83
                                                                                ---------          ---------          ---------

     Distributions to shareholders from
         Net realized gain from investment transactions ......................      (0.77)             (1.94)              0.00
                                                                                ---------          ---------          ---------

Net asset value, end of period ...............................................  $   13.69          $   12.86          $   13.82
                                                                                =========          =========          =========

Total return (c) .............................................................      12.58 %             7.67 %            25.75 %
                                                                                =========          =========          =========

Ratios/supplemental data
     Net assets, end of period ...............................................  $  78,599          $  67,719          $  62,854
                                                                                =========          =========          =========

     Ratio of expenses to average net assets
         Before expense reimbursements and waived fees .......................      26.00 %(d)         24.24 %            56.45 %(d)
         After expense reimbursements and waived fees ........................       2.25 %(d)          2.25 %             2.25 %(d)

     Ratio of net investment (loss) income to average net assets
         Before expense reimbursements and waived fees .......................     (24.20)%(d)        (22.55)%           (55.11)%(d)
         After expense reimbursements and waived fees ........................      (0.46)%(d)         (0.56)%            (0.91)%(d)

     Portfolio turnover rate .................................................      32.65 %           131.47 %           145.58 %



(a) Unaudited.
(b) For the period beginning January 12, 1999 (commencement of operations) to November 30, 1999.
(c) Total return does not reflect payment of a sales charge.
(d) Annualized.










See accompanying notes to financial statements



                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2001
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Capital Management Small-Cap Fund (the "Fund"), an open-end investment company, is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"). The Trust was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on January 12, 1999. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund pursues its investment objective by investing primarily in equity securities of small-capitalization ("small-cap") companies. The Fund considers a small-cap company to be one that has market capitalization, measured at the time the Fund purchases the security, within the range of $100 million to $1 billion. The Fund has an unlimited number of $0.01 par value beneficial interest shares that are authorized, which are divided into two classes - Institutional Class Shares and Investor Class Shares.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Class Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2001
                                   (Unaudited)



         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Class shares and a maximum of 2.25% of the average daily net assets of the Fund's Investor Class shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $2,731 ($0.07 per share) and reimbursed $62,400 of the operating expenses incurred by the Fund for the period ended May 31, 2001.

         The Fund's administrator, The Nottingham Management Company, Inc. (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares, plus an additional fee of 0.01% of the average annual net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.


                                                                     (Continued)

                        CAPITAL MANAGEMENT SMALL-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                  May 31, 2001
                                   (Unaudited)



         Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended May 31, 2001, the Distributor did not retain any sales charges.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares in the Fund or support servicing of Investor Class Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets. The Fund incurred $280 of such expenses for the period ended May 31, 2001.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $156,335 and $263,721, respectively, for the period ended May 31, 2001.

________________________________________________________________________________


                        CAPITAL MANAGEMENT SMALL-CAP FUND

________________________________________________________________________________

               a series of the Capital Management Investment Trust


























            This Report has been prepared for shareholders and may be
                     distributed to others only if preceded
                     or accompanied by a current prospectus.